HEARTLAND VALUE PLUS FUND (Prospectus Summary) | HEARTLAND VALUE PLUS FUND
heartland value plus fund
INVESTMENT GOAL
The Value Plus Fund seeks long-term capital appreciation and modest current income.
FEES AND EXPENSES OF THE VALUE PLUS FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the Value Plus Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees HEARTLAND VALUE PLUS FUND (USD $)	Investor Class	Institutional Class
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HEARTLAND VALUE PLUS FUND	Investor Class	Institutional Class
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.21%	0.20%
Total Annual Fund Operating Expenses	1.16%	0.90%

Example.
This Example is intended to help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HEARTLAND VALUE PLUS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	118	368	638	1,408
Institutional Class	92	287	498	1,107

Portfolio Turnover
The Value Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies of the Value Plus Fund

The Value Plus Fund invests primarily in a concentrated number (generally 40 to 70) of small-capitalization equity securities selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks. The Fund primarily invests in companies with market capitalizations between $250 million and $4 billion at the time of purchase.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Value Plus Fund is designed for investors who seek capital appreciation from small company stocks that may produce modest dividend income. It is designed for long-term investors who can tolerate the greater investment risk and market volatility associated with smaller companies, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Principal Risks of Investing in the Value Plus Fund

The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline.

The Fund invests in a limited number of stocks (generally 40 to 70). Therefore, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s share price and investment return.

Investing in the equity securities of smaller companies generally involves a higher degree of risk than investing in the securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, and these securities generally will have less market liquidity and may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decreases. There is no assurance that the income-producing features of the securities in which the Fund invests will reduce the risks associated with investing in small companies or the Fund’s volatility.

Past Performance
The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.heartlandfunds.com or by calling 1-800-432-7856.

TABLE I Value PLUS Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:		Worst Quarter:
2nd Quarter of 2003	23.86%	3rd Quarter of 2011	-22.84%

TABLE II Value plus Fund - Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns HEARTLAND VALUE PLUS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	11.38%	7.05%	11.78%	10.76%	Oct. 26, 1993
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	10.74%	6.79%	11.01%	9.46%	Oct. 26, 1993
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.24%	6.08%	10.38%	9.04%	Oct. 26, 1993
Institutional Class	Return Before Taxes	11.67%	7.33%	11.93%	10.83%	Oct. 26, 1993
Russell 2000® Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	18.05%	3.55%	9.50%	9.52%	Oct. 26, 1993
Russell 2000® Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%	7.94%	Oct. 26, 1993

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.